PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Contributions to PIS and Cofins	R$ 3,099,917	R$ 2,906,220
Pension contributions	1,954,679	1,824,202
Contribution to PIS and Cofins under the Cumulative regime	754,518	657,370
Occupational accident insurance	500,775	480,085
Civil claims	9,977,528	9,211,004
Tax proceedings	46,704,117	39,703,592
Disallowance of interest expenses	11,475,238	10,548,883
Assessments and disallowances of offsetting cofins credits	9,460,147	5,757,539
Goodwill amortization being disallowed on the acquisition of investments	9,105,361	8,054,885
Disallowance of expenses with credit losses	3,093,382	2,976,879
Unconstitutional expansion	1,796,192	1,563,374
Muncipal tax demands from muncipalities	1,790,997	1,725,257
Disallowance of exclusions and expenses	1,340,697	1,250,549
Profit of subsidiaries based overseas	813,806	728,777
Social security contribution on amounts paid to employees as profit sharing	183,904	R$ 173,351
Interest on own capital	R$ 181,038